Partners' Equity	6 Months Ended
Jun. 30, 2018
Partners' Equity
Partners' Equity

5. Partners' Equity

        On January 17, 2018, GasLog Partners completed a public offering of 4,600,000 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Series B Preference Units"), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Series B Preference Units, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $111,194. The Series B Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR B". The initial distribution on the Series B Preference Units was paid on March 15, 2018 (Note 13). The Series B Preference Units issued have been accounted for as equity instruments based on certain characteristics such as the discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series B Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.

        On April 3, 2018, GasLog Partners issued 33,998 common units in connection with the vesting of 16,999 Restricted Common Units ("RCUs") and 16,999 Performance Common Units ("PCUs") under its 2015 Long-Term Incentive Plan (the "2015 Plan") at a price of $23.55 per unit. Subsequently, on April 26, 2018, in connection with the acquisition of GAS-fourteen Ltd., the entity that owns and charters the GasLog Gibraltar, GasLog Partners issued 1,858,975 common units to GasLog at a price of $24.21 per unit. Finally, under the Partnership's ATM Common Equity Offering Programme ("ATM Programme"), there was an issuance of 1,020 additional common units during the second quarter of 2018 at an average price of $24.25 per unit.

        During the second quarter of 2018, in connection with the aggregate common equity issuances mentioned above and in order for GasLog to retain its 2.0% general partner interest, GasLog Partners also issued 38,653 general partner units to GasLog, for net proceeds of $935.